Note 5 (Detail) - Inventory Impairments by Homebuilding Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Number of Communities	3		13		20		23
Impairment	$ 200		$ 5,100		$ 5,400		$ 28,200
Pre- Impairment Value	600	[1]	16,700	[1]	24,100	[1]	126,800	[1]
Northeast [Member]
Number of Communities	1				6		5
Impairment	100				2,500		17,700
Pre- Impairment Value	300	[1]		[1]	16,400	[1]	88,600	[1]
Mid-Atlantic [Member]
Number of Communities					3		3
Impairment					400		2,100
Pre- Impairment Value		[1]		[1]	800	[1]	10,900	[1]
Midwest [Member]
Number of Communities			1		1		1
Impairment			400		100		400
Pre- Impairment Value		[1]	900	[1]	1,100	[1]	900	[1]
Southeast [Member]
Number of Communities	2		10		10		10
Impairment	100		1,500		2,400		1,500
Pre- Impairment Value	300	[1]	4,900	[1]	5,800	[1]	4,900	[1]
Southwest [Member]
Pre- Impairment Value		[1]		[1]		[1]		[1]
West [Member]
Number of Communities			2				4
Impairment			3,200				6,500
Pre- Impairment Value		[1]	$ 10,900	[1]		[1]	$ 21,500	[1]

[1]	Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period's impairments.